Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Net Sales by Product and Geographic Segment (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenues	$ 13,130	$ 13,531	[1]	$ 12,926	[1]
Net sales, continuing and discontinued operations	13,702	14,399		13,799
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	2,792	3,211		3,046
United States [member]
Disclosure of geographical areas [line items]
Revenues	3,780	3,614		3,320
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	749	773		841
France [member]
Disclosure of geographical areas [line items]
Revenues	869	895		805
Germany [member]
Disclosure of geographical areas [line items]
Revenues	414	354		341
Spain [member]
Disclosure of geographical areas [line items]
Revenues	294	287		254
Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	658	682		597
Colombia [member]
Disclosure of geographical areas [line items]
Revenues	504	524		566
Panama [member]
Disclosure of geographical areas [line items]
Revenues	179	222		266
Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	240	249		229
Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	228	202		189
Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	494	570		572
Philippines [member]
Disclosure of geographical areas [line items]
Revenues	458	448		440
Israel [member]
Disclosure of geographical areas [line items]
Revenues	660	630		603
Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	286	357		318
Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	525	513		539
Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	572	868		873
Operating segments [member] | Cement segment [member]
Disclosure of geographical areas [line items]
Revenues	6,717	7,116		6,760
Net sales, continuing and discontinued operations	6,946	7,536		7,199
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	2,009	2,302		2,241
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	1,608	1,584		1,353
Operating segments [member] | Cement segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	227	237		189
Operating segments [member] | Cement segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	192	186		192
Operating segments [member] | Cement segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	228	250		292
Operating segments [member] | Cement segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	396	399		358
Operating segments [member] | Cement segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	363	353		373
Operating segments [member] | Cement segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	141	171		206
Operating segments [member] | Cement segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	241	245		220
Operating segments [member] | Cement segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	194	178		169
Operating segments [member] | Cement segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	448	510		510
Operating segments [member] | Cement segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	457	444		430
Operating segments [member] | Cement segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	213	257		227
Operating segments [member] | Cement segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	229	420		439
Operating segments [member] | Concrete segment [member]
Disclosure of geographical areas [line items]
Revenues	5,528	5,610		5,111
Net sales, continuing and discontinued operations	5,638	5,829		5,407
Operating segments [member] | Concrete segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	798	898		780
Operating segments [member] | Concrete segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	2,189	2,088		1,832
Operating segments [member] | Concrete segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	310	325		290
Operating segments [member] | Concrete segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	720	735		669
Operating segments [member] | Concrete segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	184	197		192
Operating segments [member] | Concrete segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	86	70		50
Operating segments [member] | Concrete segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	284	298		267
Operating segments [member] | Concrete segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	176	189		213
Operating segments [member] | Concrete segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	49	71		91
Operating segments [member] | Concrete segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	9	10		11
Operating segments [member] | Concrete segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	27	27		30
Operating segments [member] | Concrete segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	48	63		70
Operating segments [member] | Concrete segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues				4
Operating segments [member] | Concrete segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	554	521		498
Operating segments [member] | Concrete segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	94	118		114
Operating segments [member] | Concrete segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	110	219		296
Operating segments [member] | Aggregates segment [member]
Disclosure of geographical areas [line items]
Revenues	2,190	2,150		2,054
Net sales, continuing and discontinued operations	2,344	2,386		2,222
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	196	210		182
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	917	850		785
Operating segments [member] | Aggregates segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	290	300		301
Operating segments [member] | Aggregates segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	355	353		319
Operating segments [member] | Aggregates segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	62	56		88
Operating segments [member] | Aggregates segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	23	19		14
Operating segments [member] | Aggregates segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	88	93		84
Operating segments [member] | Aggregates segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	53	55		65
Operating segments [member] | Aggregates segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	15	23		24
Operating segments [member] | Aggregates segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	5	5		7
Operating segments [member] | Aggregates segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	8	9		10
Operating segments [member] | Aggregates segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	11	14		14
Operating segments [member] | Aggregates segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		3		8
Operating segments [member] | Aggregates segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	166	159		152
Operating segments [member] | Aggregates segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	1	1		1
Operating segments [member] | Aggregates segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	154	236		168
Operating segments [member] | All other segments [member]
Disclosure of geographical areas [line items]
Revenues	2,418	3,247		2,844
Net sales, continuing and discontinued operations	2,503	3,391		3,004
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	445	642		593
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	332	393		384
Operating segments [member] | All other segments [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	246	281		309
Operating segments [member] | All other segments [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	4	9		10
Operating segments [member] | All other segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	43	136		96
Operating segments [member] | All other segments [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	18	17		36
Operating segments [member] | All other segments [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	23	193		36
Operating segments [member] | All other segments [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	51	92		104
Operating segments [member] | All other segments [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	12	14		10
Operating segments [member] | All other segments [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	9	13		13
Operating segments [member] | All other segments [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	25	24		22
Operating segments [member] | All other segments [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	18	24		15
Operating segments [member] | All other segments [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	2	2		3
Operating segments [member] | All other segments [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	78	110		114
Operating segments [member] | All other segments [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	5	12		9
Operating segments [member] | All other segments [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	1,107	1,285		1,090
Operating segments [member] | All other segments [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	85	144		160
Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
Revenues	(3,723)	(4,592)		(3,843)
Net sales, continuing and discontinued operations	(3,729)	(4,743)		(4,033)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	(656)	(841)		(750)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	(1,266)	(1,301)		(1,034)
Elimination of intersegment amounts [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	(324)	(370)		(248)
Elimination of intersegment amounts [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	(210)	(202)		(193)
Elimination of intersegment amounts [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	(67)	(221)		(227)
Elimination of intersegment amounts [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	(61)	(69)		(138)
Elimination of intersegment amounts [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	(133)	(301)		(148)
Elimination of intersegment amounts [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	(139)	(165)		(189)
Elimination of intersegment amounts [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	(38)	(57)		(65)
Elimination of intersegment amounts [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	(24)	(24)		(22)
Elimination of intersegment amounts [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	(26)	(36)		(42)
Elimination of intersegment amounts [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	(31)	(41)		(37)
Elimination of intersegment amounts [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	(1)	(1)		(5)
Elimination of intersegment amounts [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	(138)	(160)		(161)
Elimination of intersegment amounts [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	(27)	(31)		(33)
Elimination of intersegment amounts [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	(582)	(772)		(551)
Elimination of intersegment amounts [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	$ (6)	$ (151)		$ (190)

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.